UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6384

        Nuveen Texas Quality Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Texas Quality Income Municipal Fund (NTX)
	October 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Consumer Staples – 1.6% (1.1% of Total Investments)
$ 2,340	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$ 2,233,296
	Series 2002, 5.375%, 5/15/33
	Education and Civic Organizations – 15.2% (10.3% of Total Investments)
1,000	Central Texas Higher Education Authority Inc., Texas, Student Loan Revenue Bonds, Auction Rate	1/10 at 100.00	A2	952,346
	Coupon, 0.858%, 12/01/37 – (Alternative Minimum Tax) (4)
	Red River Education Finance Corporation, Texas, Revenue Bonds, Hockaday School, Series 2005:
1,170	5.000%, 5/15/27	5/15 at 100.00	AA	1,201,847
1,230	5.000%, 5/15/28	5/15 at 100.00	AA	1,258,634
1,290	5.000%, 5/15/29	5/15 at 100.00	AA	1,316,226
	Texas Public Finance Authority, Revenue Bonds, Texas Southern University Financing System,
	Series 2003:
1,710	5.000%, 5/01/18 – FGIC Insured	5/13 at 100.00	Ba1	1,560,101
1,795	5.000%, 5/01/19 – FGIC Insured	5/13 at 100.00	Ba1	1,618,121
1,885	5.000%, 5/01/20 – FGIC Insured	5/13 at 100.00	Ba1	1,677,462
1,665	Texas State University System, Financing Revenue Bonds, Series 2004, 5.000%, 3/15/24 –	9/14 at 100.00	AAA	1,737,711
	FSA Insured
2,000	Texas State University System, Financing Revenue Refunding Bonds, Series 2002, 5.000%, 3/15/20 –	3/12 at 100.00	AAA	2,131,720
	FSA Insured
2,330	Universal City Education Facilities Corporation, Texas, Revenue Bonds, Wayland Baptist	3/11 at 102.00	A–	2,339,903
	University Project, Series 2001, 5.625%, 3/01/26
5,000	University of North Texas, Financing System Revenue Bonds, Series 2001, 5.000%, 4/15/24 –	4/12 at 100.00	AAA	5,101,549
	FSA Insured
21,075	Total Education and Civic Organizations			20,895,620
	Energy – 2.0% (1.4% of Total Investments)
3,000	Gulf Coast Waste Disposal Authority, Texas, Waste Disposal Revenue Bonds, Valero Energy	4/10 at 100.00	BBB	2,776,530
	Corporation Project, Series 1998, 5.600%, 4/01/32 (Alternative Minimum Tax)
	Health Care – 12.6% (8.6% of Total Investments)
	Brazoria County Health Facilities Development Corporation, Texas, Revenue Bonds, Brazosport
	Memorial Hospital, Series 2004:
1,745	5.250%, 7/01/20 – RAAI Insured	7/14 at 100.00	BBB–	1,611,717
1,835	5.250%, 7/01/21 – RAAI Insured	7/14 at 100.00	BBB–	1,674,456
2,650	Midland County Hospital District, Texas, Hospital Revenue Bonds, Series 1992, 0.000%, 6/01/11	No Opt. Call	BBB–	2,450,190
2,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds, Baylor	5/11 at 100.00	Aa2	2,002,440
	Healthcare System, Series 2001A, 5.125%, 5/15/29
	Richardson Hospital Authority, Texas, Revenue Bonds, Richardson Regional Medical Center,
	Series 2004:
2,000	5.875%, 12/01/24	12/13 at 100.00	Baa2	1,857,240
1,000	6.000%, 12/01/34	12/13 at 100.00	Baa2	882,500
2,500	Tarrant County Cultural & Educational Facilities Financing Corporation, Texas, Revenue Bonds,	11/17 at 100.00	AA–	2,376,100
	Tarrant County Health Resources, Series 2007B, 5.000%, 11/15/42
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding	1/19 at 100.00	AAA	2,202,860
	Bonds, Christus Health, Series 2008, 6.500%, 7/01/37
700	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	574,385
	Hospital Regional Healthcare Center, Series 2007B, 5.000%, 7/01/37
2,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/17 at 100.00	Baa1	1,671,460
	Hospital Regional Healthcare Center, Series 2007, 5.000%, 7/01/33
18,430	Total Health Care			17,303,348

	Housing/Multifamily – 1.3% (0.9% of Total Investments)
	Bexar County Housing Finance Corporation, Texas, Insured Multifamily Housing Revenue Bonds,
	Waters at Northern Hills Apartments Project, Series 2001A:
2,000	6.000%, 8/01/31 – NPFG Insured	8/11 at 102.00	Baa1	1,310,600
750	6.050%, 8/01/36 – NPFG Insured	8/11 at 102.00	Baa1	478,740
2,750	Total Housing/Multifamily			1,789,340
	Housing/Single Family – 3.2% (2.2% of Total Investments)
1,606	El Paso Housing Finance Corporation, Texas, GNMA Collateralized Single Family Mortgage Revenue	4/11 at 106.75	AAA	1,681,001
	Bonds, Series 2001A-3, 6.180%, 4/01/33
10	Galveston Property Finance Authority Inc., Texas, Single Family Mortgage Revenue Bonds, Series	3/10 at 100.00	Caa1	9,848
	1991A, 8.500%, 9/01/11
2,700	Texas Department of Housing and Community Affairs, Single Family Mortgage Bonds, Series 2002B,	3/12 at 100.00	AAA	2,717,388
	5.550%, 9/01/33 – NPFG Insured (Alternative Minimum Tax)
4,316	Total Housing/Single Family			4,408,237
	Long-Term Care – 1.0% (0.7% of Total Investments)
	Bexar County, Texas, Health Facilities Development Corporation Revenue Bonds, Army Retirement
	Residence, Series 2007:
1,000	5.000%, 7/01/27	7/17 at 100.00	BBB	863,480
600	5.000%, 7/01/37	7/17 at 100.00	BBB	483,120
1,600	Total Long-Term Care			1,346,600
	Materials – 4.4% (3.0% of Total Investments)
3,000	Cass County Industrial Development Corporation, Texas, Environmental Improvement Revenue	3/10 at 101.00	BBB	3,035,160
	Bonds, International Paper Company, Series 2000A, 6.600%, 3/15/24 (Alternative Minimum Tax)
3,000	Guadalupe-Blanco River Authority, Texas, Sewage and Solid Waste Disposal Facility Bonds, E.I.	4/10 at 100.00	A	3,001,740
	DuPont de Nemours and Company Project, Series 1996, 6.400%, 4/01/26 (Alternative Minimum Tax)
6,000	Total Materials			6,036,900
	Tax Obligation/General – 47.7% (32.4% of Total Investments)
1,260	Bexar County, Texas, Combined Tax and Revenue Certificates of Obligation, Series 2004,	6/14 at 100.00	AA+	1,345,781
	5.000%, 6/15/19
2,000	Borger Independent School District, Hutchison County, Texas, General Obligation Bonds, Series	2/16 at 100.00	AAA	2,059,100
	2006, 5.000%, 2/15/36
400	Calallen Independent School District, Nueces County, Texas, General Obligation Bonds, School	2/18 at 100.00	AAA	414,388
	Building Series 2008, 5.000%, 2/15/38
1,190	Canutillo Independent School District, El Paso County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,272,348
	2006A, 5.000%, 8/15/22
325	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 – NPFG Insured	8/12 at 100.00	AA	337,737
2,305	Corpus Christi, Texas, Combination Tax and Municipal Hotel Occupancy Tax Revenue Certificates	9/12 at 100.00	AAA	2,478,682
	of Obligation, Series 2002, 5.500%, 9/01/21 – FSA Insured
2,595	Denton County, Texas, Permanent Improvement General Obligation Bonds, Series 2005,	7/12 at 100.00	AAA	2,741,903
	5.000%, 7/15/25
1,750	El Paso County, Texas, Certificates of Obligation, Series 2001, 5.000%, 2/15/21 – FSA Insured	No Opt. Call	AAA	1,963,658
	Fort Bend County Municipal Utility District 25, Texas, General Obligation Bonds, Series 2005:
1,330	5.000%, 10/01/26 – FGIC Insured	10/12 at 100.00	A	1,331,011
1,320	5.000%, 10/01/27 – FGIC Insured	10/12 at 100.00	A	1,313,756
3,615	Frisco, Texas, General Obligation Bonds, Series 2006, 5.000%, 2/15/26 – FGIC Insured	2/16 at 100.00	AA	3,799,727
8,500	Grand Prairie Independent School District, Dallas County, Texas, General Obligation Bonds,	8/18 at 22.64	AA–	1,121,235
	Capital Appreciation Refunding Series 2009, 0.000%, 8/15/39
	Houston Community College, Texas, Limited Tax General Obligation Bonds, Series 2003:
2,500	5.000%, 2/15/20 – AMBAC Insured	2/13 at 100.00	AA+	2,661,550
2,235	5.000%, 2/15/21 – AMBAC Insured	2/13 at 100.00	AA+	2,369,614
5,000	Houston, Texas, General Obligation Bonds, Series 2005E, 5.000%, 3/01/23 – AMBAC Insured	3/15 at 100.00	AA	5,256,249
100	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	104,020
	Series 2002, 5.250%, 2/01/21
4,900	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/14 at 17.78	AAA	666,988
	Bonds, Series 2006, 0.000%, 8/15/45
1,000	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation	8/17 at 33.01	AAA	217,750
	Bonds, Series 2008, 0.000%, 8/15/36

5,220	Leander Independent School District, Williamson and Travis Counties, Texas, Unlimited Tax	1/10 at 47.99	AAA	2,482,789
	School Building and Refunding Bonds, Series 2000, 0.000%, 8/15/21
365	Lone Star College System, Harris and Montgomery Counties, Texas, General Obligation Bonds,	8/19 at 100.00	AAA	375,220
	Series 2009, 5.000%, 8/15/34
1,000	Mansfield Independent School District, Tarrant County, Texas, General Obligation Bonds, Series	2/14 at 100.00	AAA	1,097,300
	2004, 5.000%, 2/15/20
1,010	Mercedes Independent School District, Hidalgo County, Texas, General Obligation Bonds, Series	8/15 at 100.00	AAA	1,074,903
	2005, 5.000%, 8/15/23
5,515	Midlothian Independent School District, Ellis County, Texas, General Obligation Bonds, Series	2/15 at 100.00	Aaa	5,668,040
	2005, 5.000%, 2/15/34
1,500	Montgomery County, Texas, General Obligation Bonds, Refunding Series 2008B, 5.250%, 3/01/32	3/19 at 100.00	AA	1,583,730
925	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	957,218
	Refunding Bonds, Series 2000, 5.875%, 8/15/25
2,000	Plano Independent School District, Collin County, Texas, General Obligation Bonds, Series	2/18 at 100.00	Aa1	2,119,040
	2008, 5.250%, 2/15/34
	Roma Independent School District, Texas, General Obligation Bonds, Series 2005:
1,110	5.000%, 8/15/22	8/15 at 100.00	AAA	1,186,812
1,165	5.000%, 8/15/23 – FSA Insured	8/15 at 100.00	AAA	1,239,863
1,250	Southside Independent School District, Bexar County, Texas, General Obligation Bonds, Series	8/14 at 100.00	Aaa	1,345,988
	2004A, 5.000%, 8/15/22
1,140	Sunnyvale School District, Texas, General Obligation Bonds, Series 2004, 5.250%, 2/15/25	2/14 at 100.00	AAA	1,216,882
5,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2006-A,	4/17 at 100.00	AA+	5,173,550
	5.000%, 4/01/33 (UB)
1,000	Texas State, General Obligation Bonds, Transportation Commission Mobility Fund, Series 2008-A,	4/18 at 100.00	AA+	1,058,760
	5.000%, 4/01/30 (UB)
1,110	Texas State, General Obligation Bonds, Water Utility, Series 2001, 5.250%, 8/01/23	8/11 at 100.00	AA+	1,175,157
1,500	Texas, General Obligation Refunding Bonds, Public Finance Authority, Series 2002, 5.000%,10/01/18	10/12 at 100.00	Aa1	1,630,095
3,025	Victoria Independent School District, Victoria County, Texas, General Obligation Bonds, Series	2/17 at 100.00	AAA	3,155,196
	2007, 5.000%, 2/15/32
	West Texas Independent School District, McLennan and Hill Counties, General Obligation
	Refunding Bonds, Series 1998:
1,000	0.000%, 8/15/22	8/13 at 61.20	AAA	518,640
1,000	0.000%, 8/15/24	8/13 at 54.88	AAA	461,580
	White Settlement Independent School District, Tarrant County, Texas, General Obligation Bonds,
	Series 2006:
1,500	0.000%, 8/15/43	8/15 at 23.12	AAA	238,845
1,500	0.000%, 8/15/44	8/15 at 21.88	AAA	225,600
425	0.000%, 8/15/45	8/15 at 20.76	AAA	60,176
81,585	Total Tax Obligation/General			65,500,881
	Tax Obligation/Limited – 9.3% (6.3% of Total Investments)
7,940	Dallas Area Rapid Transit, Texas, Senior Lien Sales Tax Revenue Bonds, Series 2007, 5.000%,	12/16 at 100.00	AAA	8,200,191
	12/01/36 – AMBAC Insured
	Harris County-Houston Sports Authority, Texas, Junior Lien Revenue Bonds, Series 2001H:
1,720	0.000%, 11/15/34 – NPFG Insured	11/31 at 83.17	A	288,306
930	0.000%, 11/15/36 – NPFG Insured	11/31 at 73.51	A	123,727
3,265	0.000%, 11/15/38 – NPFG Insured	11/31 at 64.91	A	370,022
	Harris County-Houston Sports Authority, Texas, Senior Lien Revenue Bonds, Series 2001G:
2,250	5.250%, 11/15/22 – NPFG Insured	11/11 at 100.00	A	2,207,903
2,475	0.000%, 11/15/41 – NPFG Insured	11/31 at 53.78	A	237,526
1,470	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment	No Opt. Call	A–	344,171
	Project, Series 2001B, 0.000%, 9/01/32 – AMBAC Insured
1,000	Uptown Development Authority, Texas, Tax Increment Revenue Bonds, Series 2009 (Infrastructure	9/19 at 100.00	BBB+	978,660
	Improvement Facilities), 5.500%, 9/01/29
21,050	Total Tax Obligation/Limited			12,750,506
	Transportation – 9.2% (6.2% of Total Investments)
1,000	Austin, Texas, Airport System Prior Lien Revenue Bonds, Series 2003, 5.250%, 11/15/16 –	11/13 at 100.00	A	1,049,100
	NPFG Insured
3,260	Central Texas Regional Mobility Authority, Travis and Williamson Counties, Toll Road Revenue	1/15 at 100.00	A	3,167,188
	Bonds, Series 2005, 5.000%, 1/01/22 – FGIC Insured

2,600	Dallas-Ft. Worth International Airport Facility Improvement Corporation, Texas, Revenue Bonds,	11/09 at 101.00	CCC+	1,744,340
	American Airlines Inc., Series 1999, 6.375%, 5/01/35 (Alternative Minimum Tax)
2,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 2000A, 5.625%, 7/01/30 –	7/10 at 100.00	AAA	2,004,320
	FSA Insured (Alternative Minimum Tax)
2,500	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Capital Appreciation	No Opt. Call	AAA	525,450
	Series 2008, 0.000%, 1/01/36 – AGC Insured
395	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008A,	1/18 at 100.00	A2	399,582
	5.750%, 1/01/40
	North Texas Thruway Authority, First Tier System Revenue Refunding Bonds, Series 2008B:
325	5.750%, 1/01/40	1/18 at 100.00	A2	328,770
225	5.750%, 1/01/40 – NPFG Insured	1/18 at 100.00	A	227,610
950	North Texas Thruway Authority, Second Tier System Revenue Refunding Bonds, Series 2008,	1/18 at 100.00	A3	961,020
	5.750%, 1/01/38
	North Texas Tollway Authority, System Revenue Bonds, Series 2009:
100	6.100%, 1/01/28	1/19 at 100.00	A2	106,264
2,000	6.250%, 1/01/39	1/19 at 100.00	A2	2,097,900
15,355	Total Transportation			12,611,544
	U.S. Guaranteed – 16.5% (11.1% of Total Investments) (5)
295	Coppell Independent School District, Dallas County, Texas, Unlimited Tax School Building and	No Opt. Call	Aa3 (5)	263,444
	Refunding Bonds, Series 1992, 0.000%, 8/15/14 (ETM) – NPFG Insured
950	Copperas Cove, Texas, Certificates of Obligation, Series 2003, 5.000%, 8/15/23 (Pre-refunded	8/12 at 100.00	A3 (5)	1,053,655
	8/15/12) – NPFG Insured
	Gregg County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Good
	Shepherd Medical Center Project, Series 2000:
2,000	6.875%, 10/01/20 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	BBB– (5)	2,127,260
3,250	6.375%, 10/01/25 (Pre-refunded 10/01/10) – RAAI Insured	10/10 at 101.00	BBB– (5)	3,442,108
500	Harris County Health Facilities Development Corporation, Texas, Revenue Bonds, St. Luke’s	8/11 at 100.00	AAA	542,005
	Episcopal Hospital, Series 2001A, 5.500%, 2/15/21 (Pre-refunded 8/15/11)
1,000	Judson Independent School District, Bexar County, Texas, General Obligation Refunding Bonds,	2/11 at 100.00	Aaa	1,058,600
	Series 2002, 5.250%, 2/01/21 (Pre-refunded 2/01/11)
1,000	North Central Texas Health Facilities Development Corporation, Hospital Revenue Bonds,	No Opt. Call	Aaa	1,189,230
	Presbyterian Healthcare System, Series 1996B, 5.750%, 6/01/26 – NPFG Insured (ETM)
1,075	Northside Independent School District, Bexar County, Texas, Unlimited Tax School Building and	8/10 at 100.00	AAA	1,121,730
	Refunding Bonds, Series 2000, 5.875%, 8/15/25 (Pre-refunded 8/15/10)
2,500	Retama Development Corporation, Texas, Special Facilities Revenue Bonds, Retama Park	12/17 at 100.00	AAA	3,388,250
	Racetrack, Series 1993, 8.750%, 12/15/18 (Pre-refunded 12/15/17) (6)
1,750	San Antonio, Texas, Electric and Gas System Revenue Refunding Bonds, Series 2002, 5.375%,	2/12 at 100.00	AAA	1,911,665
	2/01/20 (Pre-refunded 2/01/12)
1,440	South Texas Community College District, General Obligation Bonds, Series 2002, 5.500%, 8/15/17	8/12 at 100.00	A+ (5)	1,618,142
	(Pre-refunded 8/15/12) – AMBAC Insured
3,500	Tarrant County Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Adventist	11/10 at 101.00	N/R (5)	3,753,435
	Health System – Sunbelt Obligated Group, Series 2000, 6.625%, 11/15/20 (Pre-refunded 11/15/10)
1,000	Tyler Health Facilities Development Corporation, Texas, Hospital Revenue Bonds, Mother Frances	7/12 at 100.00	Baa1 (5)	1,116,320
	Hospital Regional Healthcare Center, Series 2001, 6.000%, 7/01/31 (Pre-refunded 7/01/12)
20,260	Total U.S. Guaranteed			22,585,844
	Utilities – 11.2% (7.6% of Total Investments)
2,560	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric	4/13 at 101.00	Caa3	1,494,554
	Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax)
2,400	Brazos River Authority, Texas, Revenue Bonds, Reliant Energy Inc., Series 1999A, 5.375%, 4/01/19	4/10 at 100.50	BBB–	2,413,656
200	Brazos River Authority, Texas, Revenue Refunding Bonds, Houston Industries Inc., Series 1998C,	11/09 at 101.00	BBB+	200,240
	5.125%, 5/01/19 – AMBAC Insured
5,000	Brownsville, Texas, Utility System Priority Revenue Bonds, Series 2005A, 5.000%, 9/01/27 –	9/15 at 100.00	A	5,121,599
	AMBAC Insured
2,000	Harris County Health Facilities Development Corporation, Texas, Thermal Utility Revenue Bonds,	2/10 at 100.00	Aa3	2,011,160
	TECO Project, Series 2000, 5.750%, 2/15/15 – AMBAC Insured (Alternative Minimum Tax)
2,000	Lower Colorado River Authority, Texas, Revenue Bonds, Series 2008, 5.750%, 5/15/37	5/15 at 100.00	A1	2,064,940
1,000	Matagorda County Navigation District 1, Texas, Revenue Bonds, Reliant Energy Inc., Series	11/09 at 101.00	BBB–	945,630
	1999B, 5.950%, 5/01/30 (Alternative Minimum Tax)

1,000	Matagorda County Navigation District Number One, Texas, Pollution Control Revenue Refunding	7/19 at 102.00	BBB	1,075,010
	Bonds, Central Power and Light Company Project, Series 2009A, 6.300%, 11/01/29
16,160	Total Utilities			15,326,789
	Water and Sewer – 12.1% (8.2% of Total Investments)
	Coastal Water Authority, Texas, Contract Revenue Bonds, Houston Water Projects, Series 2004:
1,005	5.000%, 12/15/20 – FGIC Insured	12/14 at 100.00	A	1,043,703
1,030	5.000%, 12/15/21 – FGIC Insured	12/14 at 100.00	A	1,064,371
1,000	El Paso, Texas, Water and Sewer Revenue Bonds, Refunding Series 2008C, 5.375%, 3/01/29	3/18 at 100.00	AA	1,067,360
3,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2004A, 5.250%,	5/14 at 100.00	AA	3,164,340
	5/15/23 – FGIC Insured
3,500	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001A,	12/11 at 100.00	AAA	3,790,710
	5.500%, 12/01/17 – FSA Insured
	Irving, Texas, Subordinate Lien Waterworks and Sewerage Revenue Bonds, Series 2004:
1,680	5.000%, 8/15/22 – AMBAC Insured	8/14 at 100.00	AA	1,763,933
1,760	5.000%, 8/15/23 – AMBAC Insured	8/14 at 100.00	AA	1,840,714
1,260	Rowlett, Rockwall and Dallas Counties, Texas, Waterworks and Sewerage System Revenue Bonds,	3/14 at 100.00	AA–	1,308,107
	Series 2004A, 5.000%, 3/01/22 – NPFG Insured
1,500	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1999A,	1/10 at 100.00	AAA	1,505,835
	5.500%, 7/15/21
15,735	Total Water and Sewer			16,549,073
$ 229,656	Total Investments (cost $200,329,157) – 147.3%			202,114,508
	Floating Rate Obligations – (2.9)%			(3,960,000)
	Other Assets Less Liabilities – 3.0%			4,126,798
	Preferred Shares, at Liquidation Value – (47.4)% (7)			(65,050,000)
	Net Assets Applicable to Common Shares – 100%			$ 137,231,306

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$201,162,162	$952,346	$202,114,508

The following is a reconciliation of the Fund's Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at beginning of period	$950,615
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	1,731
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$952,346

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $196,402,993.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 7,470,056
Depreciation	(5,718,611)
Net unrealized appreciation (depreciation) of investments	$ 1,751,445

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board of
Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time that it is formally determined that the interest on the bonds should be treated as taxable.
(7)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.2%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Texas Quality Income Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         December 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        December 30, 2009